INVESTMENT PROPERTIES - Schedule of Investment Properties Measured at Fair Value (Details) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Disclosure of fair value measurement of assets [line items]
Investment properties	$ 84,239	$ 85,613
Super Core
Disclosure of fair value measurement of assets [line items]
Investment properties	19,471
Transitional and Development [Member]
Disclosure of fair value measurement of assets [line items]
Investment properties	5,090
LP Investments and Other [Member]
Disclosure of fair value measurement of assets [line items]
Investment properties	43,460
Other investment properties
Disclosure of fair value measurement of assets [line items]
Investment properties	$ 6,054